Gains And Losses Recognized In Consolidated Statement Of Operations On Qualifying and Non-Qualifying Financial Instruments Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Restructuring and other charges	$ (54)	$ (252)	$ (846)
Restructuring and other charges [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Restructuring and other charges	$ 2	$ 3	$ 7